ACCRUED AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ACCRUED AND OTHER LIABILITIES
Accrued payroll and welfare	$ 663	$ 858
Payable for purchase of equipment and services	231	387
Receipt in advance	4	10
Amounts due to students	1,512	1,576
Loan from third parties (Note i)	3,450	700
Others	220	171
Total	$ 6,080	$ 3,702